Parent Only Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net Cash provided by (used in) operating activities	¥ (119,088)	$ (17,030)	¥ (2,234)	¥ 4,902
Investing activities:
Purchase of intangible assets	(76,262)	(10,905)
Net Cash used in investing activities	(76,262)	(10,905)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	185,821	26,572	142	227
Proceeds of borrowings from a related party			5,000
Repurchase of treasury shares			(7,360)	(2,428)
Net Cash (used in) provided by financing activities	185,821	26,572	(2,218)	(2,201)
Changes in cash and cash equivalents	(9,529)	(1,363)	(4,452)	2,701
Effect of foreign currency exchange rate changes on cash and cash equivalents	8,342	1,193	705	706
Net increase(decrease) in cash and cash equivalents	(1,187)	(170)	(3,747)	3,407
Cash and cash equivalents at beginning of year	1,504	215	5,251	1,844
Cash and cash equivalents at end of year	¥ 317	$ 45	¥ 1,504	¥ 5,251